Income Taxes Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits at beginning of year	$ 20,068	$ 20,106
Decreases for positions taken in a prior year	0	(38)
Decreases for settlements with taxing authorities	(5,293)	0
Unrecognized income tax benefits at end of year	14,775	20,068
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	15,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 203	$ 109